UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2011
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SRS Investment Management, LLC
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Address:          1 Bryant Park, 39th Floor
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                  New York, New York 10036
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Form 13F File Number: 028-14298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Karthik R. Sarma
           ------------------------------------------
Title:            Managing Member
           ------------------------------------------
Phone:            (212) 520-7907
           ------------------------------------------

Signature, Place, and Date of Signing:


    /s/ Karthik R. Sarma             New York, NY              08/15/2011
----------------------------     --------------------     --------------------
        [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                          ----------------------
Form 13F Information Table Entry Total:         17
                                          ----------------------
Form 13F Information Table Value Total:         $691,516
                                          ----------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           FORM 13F INFORMATION TABLE

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         Column 1              Column 2    Column 3  Column 4          Column 5         Column 6    Column 7          Column 8
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      NAME OF ISSUER           TITLE OF     CUSIP      VALUE    SHARES/   SH/PRN  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                                CLASS                 (x1000)   PRN AMT           CALL  DISCRETION  MANAGERS     SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC COM                 COM            037833100    43,637    130,000   SH        SOLE        NONE       130,000       0     0
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AVIS BUDGET GROUP             COM            053774105   153,810  9,000,000   SH        SOLE        NONE     9,000,000       0     0
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ELECTRONIC ARTS INC           COM            285512109   141,600  6,000,000   SH        SOLE        NONE     6,000,000       0     0
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ELECTRONIC ARTS INC           COM            285512109    70,800  3,000,000       CALL  SOLE        NONE     3,000,000       0     0
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ELECTRONIC ARTS INC           COM            285512109    23,600  1,000,000       CALL  SOLE        NONE     1,000,000       0     0
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EXLSERVICE HOLDINGS INC       COM            302081104     9,240    400,000   SH        SOLE        NONE       400,000       0     0
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EXPRESS SCRIPTS INC           COM            302182100     2,699     50,000   SH        SOLE        NONE        50,000       0     0
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GENPACT LIMITED               SHS            G3922B107    53,244  3,088,400   SH        SOLE        NONE     3,088,400       0     0
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MAKEMYTRIP LIMITED MAURITIUS  SHS            V5633W109       980     40,000   SH        SOLE        NONE        40,000       0     0
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REALD INC                     COM            75604L105     2,326     99,457   SH        SOLE        NONE        99,457       0     0
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SIRIUS XM RADIO INC           COM            82967N108     5,475  2,500,000   SH        SOLE        NONE     2,500,000       0     0
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SOLARWINDS INC                COM            83416B109    76,460  2,925,000   SH        SOLE        NONE     2,925,000       0     0
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TAOMEE HLDGS LTD              SPONSORED ADR  87600Y106       768     75,000   SH        SOLE        NONE        75,000       0     0
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VANCEINFO TECHNOLOGIES INC    ADR            921564100    20,799    900,000   SH        SOLE        NONE       900,000       0     0
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WNS HOLDINGS LTD              SPON ADR       92932M101     7,116    790,626   SH        SOLE        NONE       790,626       0     0
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XEROX CORP                    COM            984121103    78,075  7,500,000   SH        SOLE        NONE     7,500,000       0     0
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YANDEX N V                    SHS CLASS A    N97284108       888     25,000   SH        SOLE        NONE        25,000       0     0
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